Warrants - Additional Information (Detail)	9 Months Ended
Mar. 31, 2021 $ / shares
Event Trigerring The Value Of Warrants [Member]
Share Price	$ 9.20
Number of consecutive trading days for determining the share price	20 days
Percentage of gross proceeds from share issue for the purposes of business combination	60.00%
Minimum [Member] | Event Trigerring The Value Of Warrants [Member]
Share redemption trigger price per share	$ 10.00
Redemption price of warrants in percentage	115.00%
Redemption trigger price as a percentage of the newly issued price	100.00%
Minimum [Member] | Triggering Share Price One [Member]
Class of warrant or right redemption threshold consecutive trading days | tradingdays	30 days
Number of days of notice to be given for the redemption of warrants	30 days
Share Price	$ 18.00
Number of consecutive trading days for determining the share price	20 days
Number of trading days for determining the share price	30 days
Minimum [Member] | Triggering Share Price Two [Member]
Class of warrants or rights redemption price	$ 0.10
Share Price	18.00
Share redemption trigger price per share	10.00
Maximum [Member] | Event Trigerring The Value Of Warrants [Member]
Share redemption trigger price per share	$ 18.00
Redemption trigger price as a percentage of the newly issued price	180.00%
Warrant Redemption Price One [Member] | Minimum [Member] | Triggering Share Price One [Member]
Class of warrants or rights redemption price	$ 0.01
Public Warrants [Member]
Class of warrant or right redemption threshold consecutive trading days | tradingdays	30 days
Class of warrant or right, threshold period for exercise from date of closing public offering	12 months
Class A Ordinary Shares [Member] | Event Trigerring The Value Of Warrants [Member]
Sale of stock issue price per share	$ 9.20
Class A Ordinary Shares [Member] | Minimum [Member] | Triggering Share Price Two [Member]
Class of warrants or rights redemption price	$ 10.00